BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Loans Payable [Abstract]
Long-term Debt [Text Block]
NOTE 7: BANK LOANS

Long-term debt

Long-term debt consists of the following:

	June 30,	December 31,
	2015	2014
Loan from Taiwan Shin Kong Commercial Bank Co., Ltd., interest rate at 2.75% per annum, the term started April 9, 2013 with the maturity date October 9, 2014, secured by a property owned by a Director of the Company (former Chairman) and his wife (currently the Director of Supervisory Committee of the Company), as well as their personal guarantees (see Note 14).	$-	$440,452

Loan from Taiwan Shin Kong Commercial Bank Co., Ltd., interest rate at 2.5% per annum, the term started February 8, 2012 with the maturity date February 8, 2019, secured by a property owned by a Director of the Company (former Chairman) and his wife (currently the Director of Supervisory Committee of the Company), as well as their personal guarantees (see Note 14).	-	368,891
	-	809,343
Current portion	-	(488,048)
Total	$-	$321,295

Both loans as of December 31, 2014 had been repaid in full amount by Ms. Chiu-li Tu, the Director of Supervisory Committee of NOWnews Network, in February, 2015. See Note 10.

Interest expense for the six months ended June 30, 2015 and 2014 amounted to $1,508 and $11,648, respectively.

NOTE 7: BANK LOANS

Long-term debt

Long-term debt consists of the following:

	December 31,	December 31,
	2014	2013
Loan from Taiwan Shin Kong Commercial Bank Co., Ltd., interest rate at 2.75% per annum, the term started April 9, 2013 with the maturity date October 9, 2014, secured by a property owned by a Director of NOWnews Network (former Chairman) and his wife (currently the Director of Supervisory Committee of NOWnews Network), as well as their personal guarantees (see Note 14).	$440,452	$466,586

Loan from Taiwan Shin Kong Commercial Bank Co., Ltd., interest rate at 2.5% per annum, the term started February 8, 2012 with the maturity date February 8, 2019, secured by a property owned by a Director of NOWnews Network (former Chairman) and his wife (currently the Director of Supervisory Committee of NOWnews Network), as well as their personal guarantees (see Note 14).	368,891	439,957
	809,343	906,543
Current portion	(488,048)	(515,763)
Total	$321,295	$390,780

Both loans have been repaid in full amount by Ms. Chiu-li Tu, the Director of Supervisory Committee of NOWnews Network, in February, 2015.

Interest expense resulted from bank loans for the years ended December 31, 2014 and 2013 amounted to $25,039 and $21,778, respectively.